Summary of Significant Accounting Policies (Policies) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the Department of Labor’s Rules and Regulations for Reporting and Disclosure under ERISA.
Investments Valuation and Income Recognition
Investments Valuation and Income Recognition
The Plan’s investments are primarily reported at fair value, with the exception of the Plan’s fully benefit-responsive investment contract that is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the contract and is the relevant measure for the portion of assets attributable to fully benefit-responsive investment contracts. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded when earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are valued at unpaid principal balance plus any accrued interest. Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan document. No allowance for credit loss has been recorded as of December 31, 2025 and 2024 as balances are fully collateralized by the participant’s account. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan is reduced and a benefit payment is recorded.

Benefit Payments	Benefit Payments Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses The Plan’s administrative expenses are paid by either the Plan or the Plan Sponsor, as provided by the Plan document.
Accounting Estimates and Assumptions
Accounting Estimates and Assumptions
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain amounts reported in the financial statements. Actual results may differ from those estimates. Any adjustments applied to estimated amounts are recognized in the year such adjustments are determined.